INVESTMENT IN PREMIUM NICKEL RESOURCES INC. (Details Narrative) - CAD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	May 30, 2022	Dec. 31, 2021	Apr. 20, 2021
IfrsStatementLineItems [Line Items]
Par value per share						$ 0.24
Assets	$ 41,970,000				$ 41,683,000
Profit (loss)	(390,000)	$ (1,125,000)
Professional fees expense	21,000	13,000
Administrative expenses	31,000	17,000
Amounts receivable, related party transactions	$ 1,623,000				$ 199,000
Premium Nickel Resources [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired					10.00%
Premium Nickel Resources [Member] | Non-adjusting Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Investments accounted for using equity method				$ 1,622,575
Memorandum of Understanding [Member] | Premium Nickel Resources [Member]
IfrsStatementLineItems [Line Items]
Number of units subscribed	2,400,000
Par value per share	$ 0.01
Investments accounted for using equity method	$ 24,000
Investment description	The Company’s initial investment also included Premium Nickel issuing the Company a non-transferable share purchase warrant (the “Warrant”), which entitles the Company to purchase common shares of Premium Nickel, for up to 15% of the capital of Premium Nickel upon payment of US $10 million prior to the fifth anniversary of the date of issue.
Assets	$ 16,423,840
Profit (loss)	1,343,634
Memorandum of Understanding [Member] | Premium Nickel Resources [Member] | Common Shares [Member]
IfrsStatementLineItems [Line Items]
Number of units subscribed			4,657,711
Investments accounted for using equity method			$ 154,164		$ 441,446
Proportion of ownership interest in subsidiary			11.01%
Service Agreement [Member] | Premium Nickel Resources [Member]
IfrsStatementLineItems [Line Items]
Investments accounted for using equity method	$ 320,367	162,587
Investment description	The Company will charge Premium Nickel for expenses incurred and has the right to charge a 2% administrative fee on third party expenses. The Company will invoice Premium Nickel on a monthly basis and payment shall be made by Premium Nickel no later than 15 days after receipt of such invoice. The term of the Service Agreement is for an initial period of 3 years and can be renewed for an additional 1 year period. The Service Agreement can be terminated within 30 days notice, for non-performance, by the Company giving 6 months notice or Premium Nickel within 90 days provided the Company no longer owns at least 10% of the outstanding common shares of Premium Nickel.
Professional fees expense	$ 473,797	161,639
Administrative expenses	8,650
Amounts receivable, related party transactions	1,622,575	$ 75,725
Promissory Note [Member] | Premium Nickel Resources [Member]
IfrsStatementLineItems [Line Items]
Investments accounted for using equity method	$ 1,270,000